Contingent liabilities	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Contingent liabilities
54	Contingent liabilities

(a)

The Group leased certain properties and buildings from CSAH which were located in Guangzhou, Wuhan, Haikou, etc. However, such properties and buildings lack adequate documentation evidencing CSAH’s rights thereto. Pursuant to the indemnification agreement dated May 22, 1997 between the Group and CSAH, CSAH has agreed to indemnify the Group against any loss or damage arising from any challenge of the Group’s right to use the certain properties and buildings.

(b)

The Group entered into certain agreements with CSAH in prior years to acquire certain land use right and buildings from CSAH. The change of business registration of such land use right and buildings are still in progress. On February 7, 2018, CSAH issued a letter of commitment to the Company, committing to indemnify the Group against any claims from third parties to the Group, or any loss or damage in the Group’s operation activities due to lack adequate documentation of the certain properties and buildings, without recourse to the Group.

(c)

The Company and its subsidiary, Xiamen Airlines, entered into agreements with certain pilot trainees and certain banks to provide guarantees on personal bank loans amounting to RMB696 million (December 31, 2017: RMB696 million) that can be drawn by the pilot trainees to finance their respective flight training expenses. As at December 31, 2018, total personal bank loans of RMB318 million (December 31, 2017: RMB361 million), under these guarantees, were drawn down from the banks. During the year, the Group paid RMB1 million (2017: RMB5 million) to the banks due to the default of payments of certain pilot trainees.

(d)

During the year ended December 31, 2018, the Group was aware that the Group, together with certain third party companies, were claimed as defendants in an alleged dispute over a loan contract between a local commercial bank and a third party company (“the Defendant”). The amount of the action was around RMB98 million. As of the issuance date of this financial report, the claim was passed to Tianjin High People’s Court for further hearing process. The claim relates to a suspected use of forgery company stamps of the Group by the Defendant, and the Group has already reported to the local Public Security Bureau for investigations. The management considers that given the preliminary status of the claim, the Group cannot reasonably predict the result and potential financial impact of this pending claim, if any. Therefore, no provision has been made against this pending claim.